Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of book value of MakerBot's net assets
The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	June 30, 2026			December 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)			(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$238	$—	$—	$15	$—
Foreign exchange forward contracts designated as hedging instruments	—	2,226	—	—	454	—
Convertible notes	—	—	26,380	—	—	15,400
Marketable securities	348	—	—	289	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(308)	—	—	(175)	—
Foreign exchange forward contracts designated as hedging instruments	—	(36)	—	—	(235)	—
Contingent consideration*	—	—	(5,843)	—	—	(12,513)
	$348	$2,120	$20,537	$289	$59	$2,887